Restatement Previous Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Restatement Previous Financial Statements [Abstract]
Schedule of statements of Comprehensive Income (Loss)

	Year ended December 31, 2014
	Previously reported	Adjustments	Restated
	(U.S. dollar in thousands)

Revenues	22,134	(690)	21,444
Cost of revenues	14,654	(686)	13,968
Gross profit	7,480	(4)	7,476
Sales and marketing expenses	2,387	677	3,064
General and administrative expenses	469	-	469
Operating income	4,624	(681)	3,943
Finance income	(269)	-	(269)
Income before income tax	4,893	(681)	4,212
Income tax expenses	1,260	(170)	1,090
Net and comprehensive income	3,633	(511)	3,122

	Year ended December 31, 2013
	Previously reported	Adjustments	Restated
	(U.S. dollar in thousands)

Revenues	5,588	315	5,903
Cost of revenues	4,455	330	4,785
Gross profit	1,133	(15)	1,118
Sales and marketing expenses	665	-	665
General and administrative expenses	419	-	419
Operating income	49	(15)	34
Finance expenses	371	-	371
Loss before income tax	(322)	(15)	(337)
Income tax benefit	(53)	(4)	(57)
Net and comprehensive loss	(269)	(11)	(280)

Schedule of Balance sheet
	December 31, 2014
	Previously reported	Adjustments	Restated
	(U.S. dollar in thousands)

Income tax payable	310	(119)	191

Deferred income tax	555	(132)	423

Accrued expenses and accounts payable with respect to Projects	3,568	314	3,882

Progress payments in excess of accumulated costs with respect to projects	4,956	690	5,646

Shareholders' Equity	2,478	(753)	1,725